CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,890)	$ (2,120)	$ (6,855)
Income and expenses not involving operating cash flows:
Depreciation and amortization	3,715	3,512	7,692
Capital loss from disposals of property and equipment	51	16	278
Capital gain from amendment of lease liabilities	0	0	(399)
Change in employee benefit liabilities, net	74	69	180
Financial expenses (income), net	14	(2,432)	(2,446)
Valuation gains of short-term investments	(557)	(723)	(848)
Cost of share-based payments	311	776	1,252
Tax expenses	465	706	891
Income and expenses not involving operating cash flows	4,073	1,924	6,600
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	458	(1,413)	(975)
Decrease (increase) in inventory	359	(411)	(156)
Decrease (increase) in prepaid expenses	169	(35)	44
Decrease (increase) in other accounts receivable	(356)	(368)	62
Increase (decrease) in trade payables	(251)	98	235
Increase (decrease) in deferred revenues	90	(30)	51
Increase (decrease) in other accounts payable	(916)	(460)	965
Changes in operating assets and liabilities	(447)	(2,619)	226
Cash paid and received:
Interest received	900	566	621
Interest paid	(575)	(709)	(1,296)
Income tax received	0	9	8
Income taxes paid	(407)	(344)	(800)
Cash paid and received	(82)	(478)	(1,467)
Net cash used in operating activities	(346)	(3,293)	(1,496)
Cash flows from investing activities:
Purchase of property and equipment	(867)	(578)	(1,289)
Investment in intangible assets	(1,629)	(2,196)	(4,203)
Investment in short-term deposits	0	(9,783)	(9,840)
Proceeds from short-term deposits	10,032	5,900	5,855
Purchase of short-term investments	(1,578)	(963)	(2,291)
Proceeds from sale of short-term investments	1,344	1,022	2,422
Net cash provided by (used in) investing activities	7,302	(6,598)	(9,346)
Cash flows from financing activities:
Dividend paid to non-controlling interests	0	(376)	(789)
Payment of lease liabilities	(1,369)	(1,237)	(2,648)
Exercise of share options	0	20,298	20,298
Payment of long-term loans	(1,054)	(1,055)	(2,070)
Payment of liability to underwriter	0	(1,124)	(1,124)
Other	0	12	0
Net cash provided by (used in) financing activities	(2,423)	16,518	13,667
Effect of exchange rate changes on cash and cash equivalents	(336)	(675)	(615)
Increase in cash and cash equivalents	4,197	5,952	2,210
Cash and cash equivalents at the beginning of the period	6,693	4,483	4,483
Cash and cash equivalents at the end of the period	10,890	10,435	6,693
Non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	1,147	1,065	(1,265)
Liability derecognized and recorded in equity upon exercise of share options	$ 0	$ 5,333	$ 5,333